Transaction with JD.com, Inc. - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Transaction with JD.com, Inc.
Impairment of intangible assets			¥ 31,876
Carrying value of above intangible assets				¥ 30,672	$ 4,447	¥ 55,376
Business Cooperation Agreement [Member]
Transaction with JD.com, Inc.
Agreement period	5 years	5 years
Impairment of intangible assets			9,554
Carrying value of above intangible assets			¥ 0
Share subscription agreement and Business Cooperation Agreement [Member]
Transaction with JD.com, Inc.
Agreement period	5 years	5 years
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares
Transaction with JD.com, Inc.
Number of shares issued | shares	65,625,000	65,625,000
Cash consideration of ordinary shares issued	¥ 1,528,200	$ 250,000